Trade and other receivables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

As at	Dec 31 2022	Dec 31 2021
Trade	$407,733	$458,116
Value-added and other tax receivables	14,986	11,955
Other	78,206	81,296
	$500,925	$551,367